Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Remaining Contractual Maturities of ADSE’s Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Remaining Contractual Maturities of ADSE’s Financial Liabilities [Line Items]
Shareholder loans	€ 25,052	€ 19,317
Lease liabilities	3,722	3,718
Trade payables	29,299	12,880
Trade payables due to related parties	2,601	2,300
Other payables	2,317	3,553
Total	62,992	41,769
Less than 1 year [Member]
Schedule of Remaining Contractual Maturities of ADSE’s Financial Liabilities [Line Items]
Shareholder loans	25,052	19,317
Lease liabilities	1,270	983
Trade payables	29,299	12,880
Trade payables due to related parties	2,601	2,300
Other payables	2,109	3,384
Total	60,331	38,865
1-5 years [Member]
Schedule of Remaining Contractual Maturities of ADSE’s Financial Liabilities [Line Items]
Shareholder loans
Lease liabilities	2,452	2,735
Trade payables
Trade payables due to related parties
Other payables
Total	2,452	2,735
More than 5 years [Member]
Schedule of Remaining Contractual Maturities of ADSE’s Financial Liabilities [Line Items]
Shareholder loans
Lease liabilities
Trade payables
Trade payables due to related parties
Other payables	209	169
Total	€ 209	€ 169